N-2	6 Months Ended
Apr. 30, 2023 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001589420
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	First Trust New Opportunities MLP & Energy Fund
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Principal Risks
The Fund is a closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle.  The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective.
The following discussion summarizes the principal risks associated with investing in the Fund, which includes the risk that you could lose some or all of your investment in the Fund.  The Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and, in accordance therewith, files reports, proxy statements and other information that is available for review. The order of the below risk factors does not indicate the significance of any particular risk factor.
Covered Call Options Risk.  As the writer (seller) of a call option, the Fund forgoes, during the life of the option, the opportunity to profit from increases in the market value of the portfolio security covering the option above the sum of the premium and the strike price of the call option but retains the risk of loss should the price of the underlying security decline. The value of call options written by the Fund, which are priced daily, are determined by trading activity in the broad options market and will be affected by, among other factors, changes in the value of the underlying security in relation to the strike price, changes in dividend rates of the underlying security, changes in interest rates, changes in actual or perceived volatility of the stock market and the underlying security, and the time remaining until the expiration date. The value of call options written by the Fund may be adversely affected if the market for the option is reduced or becomes illiquid. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.

Cyber Security Risk. The Fund is susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future.

Energy Infrastructure Companies Risk.  Energy infrastructure companies, such as those structured as MLPs or utility companies, may be directly affected by energy commodity prices, especially those companies which own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of energy infrastructure companies. Energy infrastructure companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of energy infrastructure companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact energy infrastructure companies.
Certain energy infrastructure companies are subject to the imposition of rate caps, increased competition due to deregulation, counterparties to contracts defaulting or going bankrupt, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies.

Equity Securities Risk. The value of the Fund’s shares will fluctuate with changes in the value of the equity securities in which the Fund invests. Prices of equity securities fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

Interest Rate Swaps Risk.  If short-term interest rates are lower than the Fund’s fixed rate of payment on an interest rate swap, the swap will reduce common share net earnings. In addition, a default by the counterparty to a swap transaction could also negatively impact the performance of the common shares.

Leverage Risk. The use of leverage by the Fund can magnify the effect of any losses. If the income and gains from the securities and investments purchased with leverage proceeds do not cover the cost of leverage, the return to the common shares will be less than if leverage had not been used. Leverage involves risks and special considerations for common shareholders including: (i) the likelihood of greater volatility of net asset value and market price of the common shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings will reduce the return to the common shareholders or will result in fluctuations in the dividends paid on the common shares; (iii) in a declining market, the use of leverage is likely to cause a greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares; and (iv) when the Fund uses certain types of leverage, the investment advisory fee payable to the Advisor and by the Advisor to the Sub-Advisor will be higher than if the Fund did not use leverage.

Liquidity Risk.  Certain securities in which the Fund may invest may trade less frequently, particularly those of issuers with smaller capitalizations. Securities with limited trading volumes may display volatile or erratic price movements. The Fund may have difficulty selling these investments in a timely manner, be forced to sell them for less than it otherwise would have been able to realize, or both.

Management Risk and Reliance on Key Personnel.  The implementation of the Fund’s investment strategy depends upon the continued contributions of certain key employees of the Advisor and Sub-Advisor, some of whom have unique talents and experience and would be difficult to replace. The loss or interruption of the services of a key member of the portfolio management team could have a negative impact on the Fund.

Market Discount from Net Asset Value.  Shares of closed-end investment companies such as the Fund frequently trade at a discount from their net asset value. The Fund cannot predict whether its common shares will trade at, below or above net asset value.

Market Risk. Securities held by the Fund, as well as shares of the Fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, had negative impacts, and in many cases severe impacts, on markets worldwide. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of reasonably normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. Also, in February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility across markets globally, including the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain Fund investments as well as Fund performance. As the global pandemic and conflict in Ukraine have  illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. These events also may adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on the Fund’s shares may widen.

MLP and Investment Concentration Risks.  The Fund’s investments are concentrated in the group of industries that are part of the energy sector, with a particular focus on MLPs, MLP-related entities and other companies in the energy sector and energy utility industries. The Fund’s concentration in the group of industries that are part of the energy sector may present more risk than if the Fund were broadly diversified over multiple sectors of the economy. A downturn in one or more industries within the energy sector, material declines in energy-related commodity prices, adverse political, legislative or regulatory developments or other events could have a larger impact on the Fund than on an investment company that does not concentrate in the group of industries that are part of the energy sector. Certain risks inherent in investing in the business of the types of securities that the Fund may invest include: commodity pricing risk, commodity supply and demand risk, lack of diversification of and reliance on MLP customers and suppliers risk, commodity depletion and exploration risk, energy sector and energy utility industry regulatory risk including risks associated with the prices and methodology of determining prices that energy companies may charge for their products and services, interest rate risk, risk of lack of acquisition or reinvestment opportunities for MLPs, risk of lacking of funding for MLPs, dependency on MLP affiliate risk, weather risk, catastrophe risk, terrorism and MLP market disruption risk, and technology risk.
Companies that own interstate pipelines are subject to regulation by the Federal Energy Regulatory Commission (FERC) with respect to the tariff rates that they may charge customers and may change policies to no longer permit such companies to include certain costs in their costs of services. This may lower the tariff rates charged to customers which will in turn negatively affect performance.
Other factors which may reduce the amount of cash an MLP, MLP-related entity and other energy sector and energy utility company has available to pay its debt and equity holders include increased operating costs, maintenance capital expenditures, acquisition costs, expansion or construction costs and borrowing costs (including increased borrowing costs as a result of additional collateral requirements as a result of ratings downgrades by credit agencies).

Non-Diversification.  The Fund is a non-diversified investment company under the 1940 Act and will not be treated as a regulated investment company under the Internal Revenue Code of 1986.  Accordingly, the diversification-specific regulatory requirements under the 1940 Act and the Internal Revenue Code of 1986 regarding the minimum number or size of portfolio securities do not apply to the Fund, and the Fund’s investments may be more heavily concentrated in, and thus more sensitive to changes in the prices of, securities of particular issuers.

Non-U.S. Securities and Currency Risk.  Investing in non-U.S. securities involves certain risks not involved in domestic investments, including, but not limited to: fluctuations in currency exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower trading volume; withholding taxes; greater price volatility and illiquidity; different trading and settlement practices; less governmental supervision; high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements. Because the Fund may invest in securities denominated or quoted in non-U.S. currencies, changes in the non-U.S. currency/United States dollar exchange rate may affect the value of the Fund’s securities and the unrealized appreciation or depreciation of investments.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Renewable Energy Company Risk.  Renewable energy companies are a subset of Energy Infrastructure Companies and, as such, are subject to many of the same risks as Energy Infrastructure Companies. In addition, the future growth of renewable energy companies may be dependent upon government policies that support renewable power generation and enhance the economic viability of owning renewable electric generation assets. Such policies can include renewable portfolio standard programs, which mandate that a specified percentage of electricity sales come from eligible sources of renewable energy, accelerated cost-recovery systems of depreciation and tax credits.
A portion of revenues from investments in renewable energy companies will be tied, either directly or indirectly, to the wholesale market price for electricity in the markets served. Wholesale market electricity prices are impacted by a number of factors including: the price of fuel (for example, natural gas) that is used to generate electric power; the cost of and management of generation and the amount of excess generating capacity relative to load in a particular market; and conditions (such as extremely hot or cold weather) that impact electrical system demand. Owners of renewable energy companies may attempt to secure fixed prices for their power production through the use of financial hedges; but may not be able to deliver power to collect such fixed price, rendering those hedges ineffective or creating economic losses for renewable energy companies. In addition, there is uncertainty surrounding the trend in electricity demand growth, which is influenced by macroeconomic conditions; absolute and relative energy prices; and energy conservation and demand management. This volatility and uncertainty in power markets could have a material adverse effect on the assets, liabilities, financial condition, results of operations and cash flow of the companies in which the Fund may invest.

Potential Conflicts of Interest Risk. First Trust, EIP and the portfolio managers have interests which may conflict with the interests of the Fund. In particular, First Trust and EIP currently manage and may in the future manage and/or advise other investment funds or accounts with the same or substantially similar investment objective and strategies as the Fund. In addition, while the Fund is using leverage, the amount of the fees paid to First Trust (and by First Trust to EIP) for investment advisory and management services are higher than if the Fund did not use leverage because the fees paid are calculated based on Managed Assets. Therefore, First Trust and EIP have a financial incentive to leverage the Fund.

Recent Market and Economic Developments. In recent years, prices of oil and other energy commodities have experienced significant volatility. During such periods, such volatility has adversely impacted many of the MLPs, MLP-related entities and other companies in the energy sector and energy utility industries in which the Fund has invested or may invest. For example, many MLPs, MLP-related entities and other companies in the energy sector and energy utility industries have in recent years experienced eroding growth prospects, reduced distribution levels or, in some cases, bankruptcy. These conditions have impacted, and may in the future impact, the NAV of the Fund and its ability to pay distributions to shareholders at current or historic levels.

Tax Risk.  Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund or the MLPs, MLP-related entities and other energy sector and energy utility companies in which the Fund invests. A change in current tax law, a change in the business of a given MLP, or a change in the types of income earned by a given MLP could result in an MLP being treated as a corporation for United States federal income tax purposes, which would result in such MLP being required to pay United States federal income tax on its taxable income. In the past, certain events have caused some MLPs to be reclassified or restructured as corporations. The classification of an MLP as a corporation for United States federal income tax purposes has the effect of reducing the amount of cash available for distribution by the MLP and causing any such distributions received by the Fund to be taxed as dividend income to the extent of the MLP’s current or accumulated earnings and profits.
A reduction in the percentage of the income offset by tax deductions or an increase in sales of the Fund’s MLP holdings that result in capital gains will reduce that portion of the Fund’s distribution from an MLP treated as a return of capital and increase that portion treated as income, and may result in lower after-tax distributions to the Fund’s common shareholders. On the other hand, to the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in the amount of income or gain or decrease in the amount of loss that will be recognized by the Fund for tax purposes upon the sale of any such interests.

Utilities Risk. Utility companies include companies producing or providing gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market’s ability to absorb utility debt. In addition, in many regions, including the United States, the utility industry is experiencing increasing competitive pressures, primarily in wholesale markets, as a result of consumer demand, technological advances, greater availability of natural gas with respect to electric utility companies and other factors. Taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation also may negatively affect utility companies.

Valuation Risk.  Market prices generally will not be available for subordinated units, direct ownership of general partner interests, restricted securities or unregistered securities of certain MLPs or MLP-related entities, and the value of such investments will ordinarily be determined based on fair valuations determined pursuant to procedures adopted by the Board of Trustees. The value of these securities typically requires more reliance on the judgment of the Sub-Advisor than that required for securities for which there is an active trading market. In addition, the Fund relies on information provided by certain MLPs, which may not be received by the Fund in a timely manner, to calculate taxable income allocable to the MLP units held in the Fund’s portfolio and to determine the tax character of distributions to common shareholders. From time to time the Fund will modify its estimates and/or assumptions as new information becomes available. To the extent the Fund modifies its estimates and/or assumptions, the net asset value of the Fund would likely fluctuate.

Share Price	$ 6.01
NAV Per Share	$ 7.12
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares] | shares	23,447,660
Covered Call Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Covered Call Options Risk.  As the writer (seller) of a call option, the Fund forgoes, during the life of the option, the opportunity to profit from increases in the market value of the portfolio security covering the option above the sum of the premium and the strike price of the call option but retains the risk of loss should the price of the underlying security decline. The value of call options written by the Fund, which are priced daily, are determined by trading activity in the broad options market and will be affected by, among other factors, changes in the value of the underlying security in relation to the strike price, changes in dividend rates of the underlying security, changes in interest rates, changes in actual or perceived volatility of the stock market and the underlying security, and the time remaining until the expiration date. The value of call options written by the Fund may be adversely affected if the market for the option is reduced or becomes illiquid. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk. The Fund is susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future.

Energy Infrastructure Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Energy Infrastructure Companies Risk.  Energy infrastructure companies, such as those structured as MLPs or utility companies, may be directly affected by energy commodity prices, especially those companies which own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of energy infrastructure companies. Energy infrastructure companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of energy infrastructure companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact energy infrastructure companies.
Certain energy infrastructure companies are subject to the imposition of rate caps, increased competition due to deregulation, counterparties to contracts defaulting or going bankrupt, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk. The value of the Fund’s shares will fluctuate with changes in the value of the equity securities in which the Fund invests. Prices of equity securities fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

Interest Rate Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Swaps Risk.  If short-term interest rates are lower than the Fund’s fixed rate of payment on an interest rate swap, the swap will reduce common share net earnings. In addition, a default by the counterparty to a swap transaction could also negatively impact the performance of the common shares.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk. The use of leverage by the Fund can magnify the effect of any losses. If the income and gains from the securities and investments purchased with leverage proceeds do not cover the cost of leverage, the return to the common shares will be less than if leverage had not been used. Leverage involves risks and special considerations for common shareholders including: (i) the likelihood of greater volatility of net asset value and market price of the common shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings will reduce the return to the common shareholders or will result in fluctuations in the dividends paid on the common shares; (iii) in a declining market, the use of leverage is likely to cause a greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares; and (iv) when the Fund uses certain types of leverage, the investment advisory fee payable to the Advisor and by the Advisor to the Sub-Advisor will be higher than if the Fund did not use leverage.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk.  Certain securities in which the Fund may invest may trade less frequently, particularly those of issuers with smaller capitalizations. Securities with limited trading volumes may display volatile or erratic price movements. The Fund may have difficulty selling these investments in a timely manner, be forced to sell them for less than it otherwise would have been able to realize, or both.

Management Risk And Reliance On Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk and Reliance on Key Personnel.  The implementation of the Fund’s investment strategy depends upon the continued contributions of certain key employees of the Advisor and Sub-Advisor, some of whom have unique talents and experience and would be difficult to replace. The loss or interruption of the services of a key member of the portfolio management team could have a negative impact on the Fund.

Market Discount From Net Asset Value [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount from Net Asset Value.  Shares of closed-end investment companies such as the Fund frequently trade at a discount from their net asset value. The Fund cannot predict whether its common shares will trade at, below or above net asset value.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk. Securities held by the Fund, as well as shares of the Fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, had negative impacts, and in many cases severe impacts, on markets worldwide. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of reasonably normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. Also, in February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility across markets globally, including the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain Fund investments as well as Fund performance. As the global pandemic and conflict in Ukraine have  illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. These events also may adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on the Fund’s shares may widen.

M L P And Investment Concentration Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
MLP and Investment Concentration Risks.  The Fund’s investments are concentrated in the group of industries that are part of the energy sector, with a particular focus on MLPs, MLP-related entities and other companies in the energy sector and energy utility industries. The Fund’s concentration in the group of industries that are part of the energy sector may present more risk than if the Fund were broadly diversified over multiple sectors of the economy. A downturn in one or more industries within the energy sector, material declines in energy-related commodity prices, adverse political, legislative or regulatory developments or other events could have a larger impact on the Fund than on an investment company that does not concentrate in the group of industries that are part of the energy sector. Certain risks inherent in investing in the business of the types of securities that the Fund may invest include: commodity pricing risk, commodity supply and demand risk, lack of diversification of and reliance on MLP customers and suppliers risk, commodity depletion and exploration risk, energy sector and energy utility industry regulatory risk including risks associated with the prices and methodology of determining prices that energy companies may charge for their products and services, interest rate risk, risk of lack of acquisition or reinvestment opportunities for MLPs, risk of lacking of funding for MLPs, dependency on MLP affiliate risk, weather risk, catastrophe risk, terrorism and MLP market disruption risk, and technology risk.
Companies that own interstate pipelines are subject to regulation by the Federal Energy Regulatory Commission (FERC) with respect to the tariff rates that they may charge customers and may change policies to no longer permit such companies to include certain costs in their costs of services. This may lower the tariff rates charged to customers which will in turn negatively affect performance.
Other factors which may reduce the amount of cash an MLP, MLP-related entity and other energy sector and energy utility company has available to pay its debt and equity holders include increased operating costs, maintenance capital expenditures, acquisition costs, expansion or construction costs and borrowing costs (including increased borrowing costs as a result of additional collateral requirements as a result of ratings downgrades by credit agencies).

Non Diversification [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification.  The Fund is a non-diversified investment company under the 1940 Act and will not be treated as a regulated investment company under the Internal Revenue Code of 1986.  Accordingly, the diversification-specific regulatory requirements under the 1940 Act and the Internal Revenue Code of 1986 regarding the minimum number or size of portfolio securities do not apply to the Fund, and the Fund’s investments may be more heavily concentrated in, and thus more sensitive to changes in the prices of, securities of particular issuers.

Non U S Securities And Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. Securities and Currency Risk.  Investing in non-U.S. securities involves certain risks not involved in domestic investments, including, but not limited to: fluctuations in currency exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower trading volume; withholding taxes; greater price volatility and illiquidity; different trading and settlement practices; less governmental supervision; high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements. Because the Fund may invest in securities denominated or quoted in non-U.S. currencies, changes in the non-U.S. currency/United States dollar exchange rate may affect the value of the Fund’s securities and the unrealized appreciation or depreciation of investments.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Renewable Energy Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Renewable Energy Company Risk.  Renewable energy companies are a subset of Energy Infrastructure Companies and, as such, are subject to many of the same risks as Energy Infrastructure Companies. In addition, the future growth of renewable energy companies may be dependent upon government policies that support renewable power generation and enhance the economic viability of owning renewable electric generation assets. Such policies can include renewable portfolio standard programs, which mandate that a specified percentage of electricity sales come from eligible sources of renewable energy, accelerated cost-recovery systems of depreciation and tax credits.
A portion of revenues from investments in renewable energy companies will be tied, either directly or indirectly, to the wholesale market price for electricity in the markets served. Wholesale market electricity prices are impacted by a number of factors including: the price of fuel (for example, natural gas) that is used to generate electric power; the cost of and management of generation and the amount of excess generating capacity relative to load in a particular market; and conditions (such as extremely hot or cold weather) that impact electrical system demand. Owners of renewable energy companies may attempt to secure fixed prices for their power production through the use of financial hedges; but may not be able to deliver power to collect such fixed price, rendering those hedges ineffective or creating economic losses for renewable energy companies. In addition, there is uncertainty surrounding the trend in electricity demand growth, which is influenced by macroeconomic conditions; absolute and relative energy prices; and energy conservation and demand management. This volatility and uncertainty in power markets could have a material adverse effect on the assets, liabilities, financial condition, results of operations and cash flow of the companies in which the Fund may invest.

Potential Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk. First Trust, EIP and the portfolio managers have interests which may conflict with the interests of the Fund. In particular, First Trust and EIP currently manage and may in the future manage and/or advise other investment funds or accounts with the same or substantially similar investment objective and strategies as the Fund. In addition, while the Fund is using leverage, the amount of the fees paid to First Trust (and by First Trust to EIP) for investment advisory and management services are higher than if the Fund did not use leverage because the fees paid are calculated based on Managed Assets. Therefore, First Trust and EIP have a financial incentive to leverage the Fund.

Recent Market And Economic Developments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Recent Market and Economic Developments. In recent years, prices of oil and other energy commodities have experienced significant volatility. During such periods, such volatility has adversely impacted many of the MLPs, MLP-related entities and other companies in the energy sector and energy utility industries in which the Fund has invested or may invest. For example, many MLPs, MLP-related entities and other companies in the energy sector and energy utility industries have in recent years experienced eroding growth prospects, reduced distribution levels or, in some cases, bankruptcy. These conditions have impacted, and may in the future impact, the NAV of the Fund and its ability to pay distributions to shareholders at current or historic levels.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk.  Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund or the MLPs, MLP-related entities and other energy sector and energy utility companies in which the Fund invests. A change in current tax law, a change in the business of a given MLP, or a change in the types of income earned by a given MLP could result in an MLP being treated as a corporation for United States federal income tax purposes, which would result in such MLP being required to pay United States federal income tax on its taxable income. In the past, certain events have caused some MLPs to be reclassified or restructured as corporations. The classification of an MLP as a corporation for United States federal income tax purposes has the effect of reducing the amount of cash available for distribution by the MLP and causing any such distributions received by the Fund to be taxed as dividend income to the extent of the MLP’s current or accumulated earnings and profits.
A reduction in the percentage of the income offset by tax deductions or an increase in sales of the Fund’s MLP holdings that result in capital gains will reduce that portion of the Fund’s distribution from an MLP treated as a return of capital and increase that portion treated as income, and may result in lower after-tax distributions to the Fund’s common shareholders. On the other hand, to the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in the amount of income or gain or decrease in the amount of loss that will be recognized by the Fund for tax purposes upon the sale of any such interests.

Utilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Utilities Risk. Utility companies include companies producing or providing gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market’s ability to absorb utility debt. In addition, in many regions, including the United States, the utility industry is experiencing increasing competitive pressures, primarily in wholesale markets, as a result of consumer demand, technological advances, greater availability of natural gas with respect to electric utility companies and other factors. Taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation also may negatively affect utility companies.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk.  Market prices generally will not be available for subordinated units, direct ownership of general partner interests, restricted securities or unregistered securities of certain MLPs or MLP-related entities, and the value of such investments will ordinarily be determined based on fair valuations determined pursuant to procedures adopted by the Board of Trustees. The value of these securities typically requires more reliance on the judgment of the Sub-Advisor than that required for securities for which there is an active trading market. In addition, the Fund relies on information provided by certain MLPs, which may not be received by the Fund in a timely manner, to calculate taxable income allocable to the MLP units held in the Fund’s portfolio and to determine the tax character of distributions to common shareholders. From time to time the Fund will modify its estimates and/or assumptions as new information becomes available. To the extent the Fund modifies its estimates and/or assumptions, the net asset value of the Fund would likely fluctuate.